Income Taxes (Details 4)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%	34.00%
State income taxes, net of federal benefit		5.30%	4.40%
Foreign rate differential		(1.30%)	0.20%
Share-based compensation		(0.20%)
Tax Cuts and JOBS Act			(22.00%)
Change in tax rate			(8.30%)
Change in valuation allowance		(20.70%)	1.80%
Other		(3.00%)	(1.80%)
Permanent differences		(1.10%)	(8.30%)